TRADE AND OTHER RECEIVABLES (Schedule of Trade and Other Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other current receivables [Abstract]
Trade receivables, net of impairment losses	$ 9,362	$ 13,416
Prepayments	1,654	1,979
Contract assets	326	460
Value added tax	122	42
Other receivables	16	168
Total and other receivables	$ 11,480	$ 16,065